Goodwill and other intangibles - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)
Disclosure of reconciliation of changes in goodwill [line items]
Other deductible temporary differences	R 99,496		R 87,331	R 68,868
Reldan Group
Disclosure of reconciliation of changes in goodwill [line items]
Other deductible temporary differences	R 1,188	$ 63
Vendor relationships | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	5 years
Vendor relationships | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	10 years
Brand
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	5 years
Software
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	3 years